Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 303,683,683	$ 291,681,987
Other financial assets	67,285,793	263,044,869
Other non-financial assets	19,311,851	26,957,000
Trade and other accounts receivable, net	298,892,164	279,770,286
Accounts receivable related entities	16,161,318	15,062,167
Inventory	233,053,160	245,886,656
Current tax assets	43,383,058	39,326,427
Total Current Assets	981,771,027	1,161,729,392
Non-Current Assets:
Other financial assets	93,316,339	94,852,711
Other non-financial assets	59,412,482	59,672,266
Trade and other receivables	371,401	539,920
Accounts receivable from related parties	108,021	109,318
Investments accounted for under the equity method	91,799,267	92,344,598
Intangible assets other than goodwill	695,926,565	671,778,888
Goodwill	122,103,802	129,023,922
Property, plant and equipment	872,388,811	798,221,259
Deferred tax assets	4,323,174	2,428,333
Total Non-Current Assets	1,939,749,862	1,848,971,215
Total Assets	2,921,520,889	3,010,700,607
Current Liabilities
Other financial liabilities	52,997,001	367,302,080
Trade debtors and other accounts payable	428,911,984	384,801,630
Accounts payable to related parties	96,045,624	90,248,067
Other provisions	1,314,106	1,591,644
Tax liabilities	13,411,621	14,615,447
Employee benefits current provisions	57,817,800	48,391,806
Other non-financial liabilities	42,373,160	42,294,460
Total Current Liabilities	692,871,296	949,245,134
Other financial liabilities	1,044,325,833	904,802,058
Trade accounts and other accounts payable	2,392,555	3,015,284
Accounts payable to related companies	6,007,041	10,354,296
Other provisions	53,487,790	47,103,783
Deferred tax liabilities	180,470,219	165,778,556
Employee benefits non-current provisions	18,473,946	17,409,793
Other non-financial liabilities	2,506,795	29,589,051
Total Non-current liabilities	1,307,664,179	1,178,052,821
EQUITY
Issued capital	270,737,574	270,737,574
Retained earnings	769,311,795	716,975,127
Other reserves	(153,758,842)	(132,452,557)
Equity attributable to owners of the parent	886,290,527	855,260,144
Non-controlling interests	34,694,887	28,142,508
Total Equity	920,985,414	883,402,652
Total Liabilities and Equity	$ 2,921,520,889	$ 3,010,700,607